Oil and Gas Properties - Disclosure of recoverable amount of CGU benchmark reference prices (Details)	12 Months Ended
Dec. 31, 2025 cadPerBbl CAD_PER_MMBTU usdPerBbl
Disclosure of detailed information about property, plant and equipment [line items]
Adjusted inflation for prices and costs subsequent to 2035	0.020
Oil reserves | 2026 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	59.92
Oil reserves | 2026 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	65.13
Oil reserves | 2026 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	77.54
Oil reserves | 2027 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	65.10
Oil reserves | 2027 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	70.43
Oil reserves | 2027 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	83.60
Oil reserves | 2028 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	70.28
Oil reserves | 2028 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	76.90
Oil reserves | 2028 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	90.17
Oil reserves | 2029 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	71.93
Oil reserves | 2029 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	78.71
Oil reserves | 2029 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	92.32
Oil reserves | 2030 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	73.37
Oil reserves | 2030 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	80.29
Oil reserves | 2030 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	94.17
Oil reserves | 2031 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	74.84
Oil reserves | 2031 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	81.90
Oil reserves | 2031 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	96.06
Oil reserves | 2032 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	76.34
Oil reserves | 2032 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	83.53
Oil reserves | 2032 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	97.98
Oil reserves | 2033 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	77.87
Oil reserves | 2033 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	85.20
Oil reserves | 2033 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	99.93
Oil reserves | 2034 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	79.42
Oil reserves | 2034 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	86.91
Oil reserves | 2034 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	101.93
Oil reserves | 2035 | WTI crude oil (US$/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	81.01
Oil reserves | 2035 | WCS heavy oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	88.65
Oil reserves | 2035 | Edmonton par oil ($/bbl) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	103.97
Natural gas reserves | 2026 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.00
Natural gas reserves | 2027 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.30
Natural gas reserves | 2028 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.49
Natural gas reserves | 2029 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.58
Natural gas reserves | 2030 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.65
Natural gas reserves | 2031 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.72
Natural gas reserves | 2032 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.80
Natural gas reserves | 2033 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.88
Natural gas reserves | 2034 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	3.95
Natural gas reserves | 2035 | AECO gas ($/mmbtu) | Viking Cash Generating Unit And Lloydminster Cash Generating Unit
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | CAD_PER_MMBTU	4.03